Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

23.Cash and cash equivalents

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Cash at bank
-RMB deposits	365,613	116,685
-US$deposits	273,402	59,560
-HK$deposits	27	21
	639,042	176,266

Cash at banks earns interest at floating rates based on daily bank deposit rates.

Cash at banks denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC.